Annual Total Returns - BlackRock Total Return Fund (Class K Shares) [BarChart] - Class K - BlackRock Total Return Fund - Class K Shares	Jan. 28, 2021
Bar Chart Table:
Annual Return 2011	4.68%
Annual Return 2012	10.27%
Annual Return 2013	(0.08%)
Annual Return 2014	8.18%
Annual Return 2015	0.41%
Annual Return 2016	3.51%
Annual Return 2017	4.33%
Annual Return 2018	(0.82%)
Annual Return 2019	9.90%
Annual Return 2020	9.09%